Balances and Transactions with Related Parties (Details) - Fortissimo [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balances and Transactions With Related Parties (Textual)
Management annual fee	$ 120
Percentage of management net income	5.00%
Property management maximum fee	$ 250
Expenses from transactions with related party		$ 30	$ 160
Management fee, description	Under the agreement the Company agreed to pay Fortissimo a one-time payment of $750.